Financial Instruments (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Financial Instruments
Cash	$ 1,114,033	$ 217,788
Accounts Receivable	739,248	172,121
Total	$ 1,853,281	$ 389,909